Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Operating activities
Net income (loss)	$ 25,787	$ 114,285	$ 84,354	$ (138,659)	$ 124,093	$ 327,901
Adjustments to net income (loss):
Depreciation and amortization	27,789	443,699	439,300	533,637	587,575	308,084
Amortization of debt discounts, deferred financing costs and other noncash interest expense	715	56,370	58,720	82,830	77,798	9,509
Amortization of equity-based compensation	975			0	0	12,430
Provisions for impairment	0	26,260	28,823	25,265	31,911	16,428
Net (gain) loss on dispositions of real estate	(97)	(7,447)	(50,459)	6,680	(48,525)	(19,224)
Income from non-real estate, equity method investments	0			0	0	(2,949)
Distribution received from non-real estate, equity method investment	0			0	0	468
Loss on extinguishment of debt	0			67,897	0	0
Noncash revenue and other	(77)	(34,656)	(21,374)	(11,787)	(52,053)	(4,423)
Payments made in settlement of cash flow hedges		(337)	0
Changes in operating assets and liabilities:
Other assets	(2,876)	(1,531)	(525)	(2,175)	(3,937)	4,455
Accrued expenses, deferred revenue and other liabilities	7,164	(13,870)	2,729	21,339	24,820	21,736
Net cash provided by operating activities	59,380	582,773	541,568	585,027	741,682	674,415
Investing activities
Acquisition of and additions to real estate	(48,063)	(543,231)	(473,538)	(508,224)	(676,372)	(1,457,503)
Investment in loans and financing receivables	(82,112)	(741,430)	(371,875)	(598,990)	(668,665)	(158,676)
Collections of principal on loans and financing receivables	468	6,247	1,597	74,408	1,636	67,922
Proceeds from dispositions of real estate	682	287,843	306,397	73,799	355,182	195,629
Proceeds from sale of loans and financing receivables to related party	0			327,454	0	0
Contribution made to non-real estate, equity method investment	0			0	0	(468)
Acquisition of STORE Capital Corporation	0			(10,547,219)	0	0
Net cash used in investing activities	(129,025)	(990,571)	(537,419)	(11,178,772)	(988,219)	(1,353,096)
Financing activities
Borrowings under credit facility	70,000	1,094,979	0	1,266,500	97,000	1,183,000
Repayments under credit facility	(25,000)	(1,096,379)	0	(891,500)	(97,000)	(758,000)
Borrowings under unsecured notes and term loans payable	40,000	351,173	135,000	1,513,600	135,000	690,000
Borrowings under non-recourse debt obligations of consolidated special purpose entities	0	624,795	449,936	527,925	449,936	0
Repayments under non-recourse debt obligations of consolidated special purpose entities	(15,906)	(275,153)	(213,489)	(35,548)	(219,845)	(192,559)
Financing costs paid		(30,736)	(4,423)
Members' contributions	0	350,000	285,000	9,251,969	580,000	0
Members' distributions	0	(600,015)	(550,007)	(510,015)	(739,015)	0
Proceeds from issuance of preferred shares		125	0
Stock issuance costs paid	0	(105)	0	0	0	(3,268)
Distributions to noncontrolling interest	0	(850)	(589)	0	(820)	0
Contributions/Proceeds from the issuance of noncontrolling interests	0	4,946	0	8,104	0	0
Repayments under unsecured notes and term loans payable	0			(185,600)	(32,400)	(75,000)
Borrowings under secured term loan facility	0			1,957,750	0	0
Repayments under secured term loan facility	0			(2,000,000)	0	0
Financing costs and prepayment penalties paid	(1,106)			(59,213)	(4,423)	(3,272)
Proceeds from the issuance of common stock	0			0	0	252,873
Shares repurchased under stock compensation plans	0			0	0	(6,271)
Dividends paid	0			0	0	(439,067)
Net cash provided by financing activities	67,988	422,780	101,428	10,843,972	168,433	648,436
Net change in cash, cash equivalents and restricted cash	(1,657)	14,982	105,577	250,227	(78,104)	(30,245)
Cash, cash equivalents and restricted cash, beginning of period	39,804	172,123	250,227	38,147	250,227	70,049
Cash, cash equivalents and restricted cash, end of period	38,147	187,105	355,804	250,227	172,123	39,804
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	33,096	163,497	327,051	239,477	162,188	35,137
Restricted cash included in other assets	5,051	23,608	28,753	10,750	9,935	4,667
Total cash, cash equivalents and restricted cash	38,147	187,105	355,804	250,227	172,123	39,804
Supplemental disclosure of noncash investing and financing activities:
Accrued tenant improvements included in real estate, loans and financing receivable investments	0	31,786	20,232	24,516	24,599	21,118
Tenant funded improvements to real estate investments	0	1,981	13,167	0	16,263	10,550
Acquisition cash holdback included in real estate investments		59,701	0
Acquisition of real estate assets from borrowers under loans and financing receivables	0			0	0	8,945
Accrued financing costs	0			62	0	54
Noncash distribution to members	0			11,385	0	0
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, net of amounts capitalized	11,488	213,338	212,245	283,814	282,690	177,294
Cash paid during the period for income and franchise taxes	$ 20	$ 3,203	$ 7,411	$ 12,592	$ 6,049	$ 2,937